Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Variable Interest Entities
Summary of the HCA-EmCare JV assets and liabilities which are included in the consolidated financial statements
	September 30,	December 31,
	2013	2012
Current assets	$67,238,293	$33,141,502
Current liabilities	46,290,990	20,081,084

Table 1